Expense by Nature	12 Months Ended
Dec. 31, 2018
Expense by nature [abstract]
Expense by nature
11	Expense by nature

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Cost of raw material	31,922,984	42,075,096	56,601,977
Cost of trading products	20,423,854	23,531,983	26,392,366
Employee benefit expenses (Note 12)	2,487,534	2,752,996	2,888,572
Depreciation and amortization (Note 15, 16, 17)	1,882,260	1,834,129	1,807,613
Repairs and maintenance expenses	1,192,203	1,136,379	1,265,919
Transportation costs	323,678	306,654	326,553
Sales commissions (Note 28)	100,221	116,616	139,954
Leasing expenses	73,852	79,438	96,520
Inventory write-down (Note 21)	76,268	60,461	86,003
Impairment loss (Note 16,18)	254,172	118,245	82,652
Auditors’ remuneration - audit services	7,800	7,800	7,800
Change of goods in process and finished goods	(731,944)	(58,784)	(277,403)
Other expenses	1,264,879	972,534	956,565

Total cost of sales, selling and administrative expenses	59,277,761	72,933,547	90,375,091